Performance Management	Mar. 31, 2026
Towpath Focus Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE:
Performance Narrative [Text Block]

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Institutional Class shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index and a supplemental index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by calling 877-593-8637.

Performance Past Does Not Indicate Future [Text]	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future
Bar Chart [Heading]	Performance Bar Chart Calendar Years Ended December 31
Bar Chart [Table]
Bar Chart Footnotes [Text Block]
Best Quarter:	December 31, 2020	20.92%
Worst Quarter:	March 31, 2020	-18.70%

Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	20.92%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(18.70%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Performance Table Average Annual Total Returns (For periods ended December 31, 2025)
Performance [Table]
	One Year	Five Years	Since Inception *
Return before taxes	23.49%	14.24%	14.45%
Return after taxes on distributions	22.73%	13.19%	13.34%
Return after taxes on distributions and sale of Fund shares	14.05%	10.97%	11.20%
S&P 500 Index **	17.88%	14.42%	15.06%
Russell 3000 Index ***	13.62%	20.21%	11.30%

*	Inception date December 31, 2019

**	The S&P 500 Index is a market value-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange (“NYSE”). The S&P 500 Index is a widely recognized, unmanaged index of common stock prices. The figures for the S&P 500 Index reflect all dividends reinvested but do not reflect any deductions for fees, expenses or taxes. Investors cannot invest directly in an index.

***	The Russell 3000 Index is a market-capitalization weighted index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization. You cannot invest directly in an index. Unlike mutual funds, an index does not incur expenses. If expenses were deducted, the actual returns of an index would be lower.

Performance Availability Phone [Text]	877-593-8637
Towpath Technology Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE:
Performance Narrative [Text Block]

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund’s shares over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting https://www.oelschlagerinvestments.com or by calling 877-593-8637.

Performance Past Does Not Indicate Future [Text]	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future
Bar Chart [Heading]	Performance Bar Chart Calendar Years Ended December 31
Bar Chart [Table]
Bar Chart Footnotes [Text Block]
Best Quarter:	June 30, 2023	11.47%
Worst Quarter:	June 30, 2022	-9.39%

Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	11.47%
Highest Quarterly Return, Date	Jun. 30, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(9.39%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Performance Table Average Annual Total Returns (For periods ended December 31, 2025)
Performance [Table]
	One Year	Five Years	Since Inception *
Return before taxes	9.54%	10.01%	10.01%
Return after taxes on distributions	9.02%	9.58%	9.58%
Return after taxes on distributions and sale of Fund shares	5.87%	7.84%	7.84%
S&P 500 Equal Weight Information Technology Index **	22.57%	13.46%	13.46%

*	Inception date is December 31, 2020

**	The S&P 500 Equal Weight Information Technology Index imposes equal weights on the constituents of the S&P 500 information technology sector. If expenses were deducted, the actual returns of an index would be lower. Investors cannot invest directly in an index.

Performance Availability Website Address [Text]	https://www.oelschlagerinvestments.com
Performance Availability Phone [Text]	877-593-8637